Financial risk management - Summary of financial assets (based on non-discounted contractual cash flows) (Detail) - Liquidity risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	S/ 23,403,209	S/ 22,621,109
Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	3,373	3,565
Debt instruments at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	23,372,635	22,617,544
Investments at amortized cost [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	27,201
Less than 1 year [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,020,706	896,859
Less than 1 year [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	97	99
Less than 1 year [member] | Debt instruments at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,020,609	896,760
From 1 to 2 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	969,131	941,021
From 1 to 2 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	97	99
From 1 to 2 years [member] | Debt instruments at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	969,034	940,922
From 2 to 3 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	991,542	887,356
From 2 to 3 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	97	99
From 2 to 3 years [member] | Debt instruments at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	991,445	887,257
From 3 to 4 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,079,649	899,573
From 3 to 4 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	97	99
From 3 to 4 years [member] | Debt instruments at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,079,552	899,474
From 4 to 5 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,064,413	982,478
From 4 to 5 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	97	99
From 4 to 5 years [member] | Debt instruments at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,064,316	982,379
More than 5 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	18,277,768	18,013,822
More than 5 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	2,888	3,070
More than 5 years [member] | Debt instruments at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	18,247,679	S/ 18,010,752
More than 5 years [member] | Investments at amortized cost [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	S/ 27,201